14

                Manor Investment Funds, Inc.

                   West Chester, PA  19380
                        610-431-0630
                        800-787-3334



PROSPECTUS



               The Fund & Investment Objective
Manor Investment Funds, Inc. is an open-end non-diversified management investment company whose primary objective is capital appreciation. A secondary objective is to provide a moderate level of current income. The Fund seeks to achieve its objectives primarily by investing in common stocks and securities convertible into common stocks.


                     Fund Share Purchase
Capital  shares  of the Fund may only be purchased  directly from  the  Fund at net asset value as next determined  after receipt  of order.  The minimium initial purchase is  $1,000 and the minimum subsequent purchase is $100.


                   Additional Information
This Prospectus, which should be retained for future reference, is designed to set forth concisely the information that you should know before you invest. A "Statement of Additional Information" containing additional information about the Fund has been filed with the Securities and Exchange Commission. Such Statement is dated September 30, 1995 and has been incorporated by reference into the Prospectus. A copy of the Statement may be obtained without charge, by writing to the Fund or by calling either of the telephone numbers shown above.



  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY
     THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS
    PROSPECTUS.  ANY REPRESENTATION TO THE CONTRARY IS A
                      CRIMINAL OFFENSE.
FUND EXPENSES
The following illustrates all expenses and fees that a shareholder of Manor Investment Funds, Inc. will incur. The expenses and fees set forth are estimates based on the expected operating expenses of the Fund for its first full year of operation.

    Shareholder Transaction
           Expenses
Sales load imposed on purchases No
                                ne
Sales load imposed on           No
reinvested dividends            ne
Redemption fees                 No
                                ne
Exchange fees                   No
                                ne
IRA Trustee fees                No
                                ne
Annual Fund Operating Expenses
Management and advisory         1.
expenses                        0%
12 b-1 fees                     No
                                ne
All other expenses              0.
                                5%
       Total operating expenses 1.
                                5%

The purpose of this table is to assist investors in understanding the various costs and expenses that an investor in the Fund will bear directly and indirectly. The following example illustrates the expenses paid on a $1,000 investment over various time periods assuming (1) a 5% annual rate of return and (2) redemption at the end of each time period. As noted above, the fund charges no redemption fees.

 1 Year   3 Years   5 Years   10 Years
  $15       $47       $83       $189
This example should not be considered a representation of past or future expenses or performance. Actual expenses may be greater or less than those shown.

CONDENSED FINANCIAL INFORMATION
Selected per share and ratios to average net assets. The following information related to Net Assets and Shares
Outstanding have been audited by Claude B. Granese, CPA.

                              Period Ended September 30
Income & Expenses:            1995
  Investment Income            .00
  Expenses                     .00
      Net investment           .00
income
      Net investment           .00
income payment
          Change in            .00
undistributed income

Capital Changes:
   Realized & unrealized       .00
capital gain
      Realized capital         .00
gains payout
          Change in            .00
undistributed capital
gain

Net Assets:
   Increase or (decrease)    10.00
   Beginning of period
                               .00
      End of period        $ 10.00

Ratios to Average Net
Assets:
   Expenses                   0.0%
   Net investment income      0.0%

Portfolio Turnover            0.0%

# of Shares - End of        11,000
Period

THE FUND
Manor Investment Funds, Inc. (also referred to as the "Fund") is an open-end non-diversified management investment company. The Fund was incorporated in Pennsylvania on September 13, 1995. The Fund's registered office is in West Chester, PA 19380.


OBJECTIVE AND POLICIES
Objective: The primary objective of the Fund is capital appreciation. A secondary objective is to provide a moderate level of current income by investing in income-producing securities which, in the judgment of management, also have potential for capital appreciation.

It must be realized, as is true of almost all securities, there can be no assurance that the Fund will obtain its ongoing objective of capital appreciation and moderate income.

Investment Policies
The  Fund  will  utilize information obtained  from  various
sources   including   earnings   expectations,   fundamental
securities valuation and securities price trends.

The Fund places primary emphasis on securities which provide favorable growth prospects and provide some level of current income. The Fund may also invest in securities which provide favorable growth prospects but do not provide some level of current income. The Fund also invests in senior securities such as government and corporate bonds, convertible securities, or preferred stocks, as appropriate from time to time. The Fund may also hold government securities and other short-term interest bearing securities when the adviser believes market conditions warrant a defensive position.

Portfolio Turnover Policy: The Fund does not propose to purchase securities for short term trading in the ordinary course of operations. Accordingly, it is expected that the annual turnover rate will not exceed 50%, wherein turnover is computed by dividing the lesser of the Fund's total purchases or sales of securities within the period by the average monthly portfolio value of the Fund during such period. There may be times when management deems it advisable to substantially alter the composition of the portfolio, in which event, the portfolio turnover rate might substantially exceed 50%; this would only result from special circumstances and not from the Fund's normal operations.

Nondiversitfication Policy: The Fund is classified as being non-diversified which means that it may invest a relatively high percentage of its assets in the obligations of a limited number of issuers. The Fund, therefore, may be more susceptible than a more widely diversified fund to any single economic, political, or regulatory occurrence. The policy of the Fund, in the hope of achieving its objective as stated above, is, therefore, one of selective investments rather than broad diversification. The Fund seeks only enough diversification for adequate representation among what it considers to be the best performing securities and to maintain its federal non-taxable status under Sub-Chapter M of the Internal Revenue Code.

INVESTMENT RISKS
Market Risk: The Fund invests in common stocks which can decline in price over short or even extended periods. For five year timeperiods from 1926-1994 the stock market, as measured by the S&P 500 returned an average of 10.2%, with a high of 23.9% and a low of -12.5%.

Inflation Risk: Inflation represents a risk to an investment portfolio because it reduces the real return of a portfolio over time. Historically, inflation averaged 3.1%, offsetting most of the returns from money market investments and bonds. Using the illustration above, average inflation reduced the returns from the stock market by approximately one third.


TAX STATUS
Under provisions of Sub-Chapter M of the Internal Revenue Code of 1954 as amended, the Fund, by paying out substantially all of its investment income and realized capital gains, intends to be relieved of federal income tax on the amounts distributed to shareholders. In order to qualify as a "regulated investment company" under Sub-Chapter M, at least 90% of the Fund's income must be derived from dividends, interest and gains from securities transactions, no more than 30% of the Fund's profits may be derived from sales of securities held less than three months, and no more than 50% of the Fund's assets may be in security holdings of any issuer that exceed 5% of the total assets of the Fund at the time of purchase.

Distribution of any net long term capital gains realized by the fund will be taxable to the shareholder as long term capital gains, regardless of the length of time Fund shares have been held by the investor. All income realized by the Fund including short term capital gains, will be taxable to the shareholder as ordinary income. Dividends from net income will be made annually or more frequently at the discretion of the Fund's Board of Directors. Dividends received shortly after purchase of shares by an investor will have the effect of reducing the per share net asset value of his shares by the amount of such dividends or distributions and, although in effect a return of capital, are subject to federal income taxes.

The Fund is required by Federal law to withhold 31% of reportable payments (which may include dividends, capital gains, distributions and redemptions) paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, you must certify on a W-9 tax form supplied by the Fund that your Social Security or Taxpayer Identification Number provided is correct and that you are not currently subject to back-up withholding, or that you are exempt from back-up withholding.


INVESTMENT RESTRICTIONS
The By-Laws of the Fund provide the following fundamental investment restrictions; the Fund may not, except by the approval of a majority of the outstanding shares:

(a) Act as underwriter for securities of other issuers except insofar as the Fund may be deemed an underwriter in disposing of its own portfolio.
(b) Borrow money or purchase securities on margin, but may obtain such short term credit as may be necessary for clearance of purchases and sales of securities for temporary or emergency purposes in an amount not exceeding 5% of the value of its total assets.
(c) Sell securities short.
(d) Invest in securities of other investment companies except as part of a merger, consolidation, or purchase of assets approved by the Fund's shareholders or by purchases with no more that 10% of the Fund's assets in the open market involving only customary brokers commissions.
(e) Invest more that 25% of its assets at the time of purchase in any one industry.
(f) Make investments in commodities, commodity contracts or real estate although the Fund may purchase and sell securities of companies which deal in real estate or interests therein.
(g) Make loans. The purchase of a portion of a readily marketable issue of publicly distributed bonds, debentures or other debt securities will not be considered the making of a loan.
(h) Acquire more than 10% of the securities of any class of another issuer, treating all preferred securities of an issuer as a single class and all debt securities as a single class, or acquire more than 10% of the voting securities of another issuer.
(i)  Invest  in  companies  for  the  purpose  of  acquiring control.
(j) Purchase or retain securities of any issuer if the officers and directors of the Fund or its Investment Adviser owning individually more than 1/2 of 1% of any class of security, collectively own more than 5% of such class of securities of such issuer.
(k) Pledge, mortgage or hypothecate any of its assets.
(l) Invest in securities which may be subject to registration under the Securities Act of 1933 prior to sale to the public or which are not at the time of purchase readily salable.
(m) Invest more than 5% of the total Fund assets, taken at market value at the time of purchase, in securities of companies with less than three years' continuous operation, including the operations of any predecessor.


INVESTMENT ADVISER
Morris Investment Management Services, Inc., 113 West Chestnut Street, West Chester, PA, is a Pennsylvania corporation that acts as sole Investment Adviser to the Fund. Mr. Daniel A. Morris is the sole owner, director and officer of the Investment Adviser and is also president of the Fund. As of September 30, 1995 Mr. Morris owns all outstanding shares of Morris Investment Management, Inc. and of the outstanding shares of Manor Investment Funds. Mr. Morris has been a shareholder, executive officer and portfolio manager for investment advisors to mutual funds and other investors since 1981.

On September 18, 1995 the shareholders of the Fund approved a management and advisory contract with Morris Investment Management Services, Inc., to act as Investment Adviser of the Fund, which was unanimously approved by the Board of Directors. This agreement will continue on a year to year basis provided that approval is voted at least annually by a majority of the directors of the Fund who are neither parties to the agreement nor interested persons as defined in the Investment Company Act of 1940 at a meeting called for the purpose of voting on such approval.

Under the agreement, the Investment Adviser will furnish investment advice to the Directors of the Fund on the basis of a continuous review of the portfolio and recommend to the Fund when and to what extent securities should be purchased or disposed of. The Agreement may be terminated at any time, without the payment of any penalty, by the Board of Directors or by vote of a majority of the outstanding voting securities of the Fund on not more than 60 days' written notice to the Investment Adviser. In the event of its assignment, the Agreement will terminate automatically. Ultimate decisions as to the investment policy and as to individual purchases and sales of securities are made by the Fund's officers and directors. For these services the Fund has agreed to pay to Morris Investment Management Services, Incorporated a fee of 1% per year on the net assets of the Fund. All fees are computed on the average daily closing net asset value of the Fund and are payable monthly. The Investment Adviser will forego all or a portion of its fees in order to hold the total expenses of the Fund to no more than 1.5% of averaged assets.

Pursuant to its contract with the Fund, the Investment Adviser is required to render research, statistical, and advisory services to the Fund; and to make specific recommendations based on the Fund's investment requirements. Fees of the custodian, registrar, and transfer agents shall be paid by the Fund. The Fund pays all other expenses, including fees and expenses of directors not affiliated with the Adviser, if any; legal and accounting fees; interest, taxes, and brokerage commissions, recordkeeping and the expense of operating its offices. The Investment Adviser has paid the initial organizational costs of the Fund and will reimburse the Fund for any and all losses incurred because of rescinded purchases.

OFFICERS AND DIRECTORS OF THE FUND
Officers and Directors of the Fund, together with their addresses, principal occupations during the past five years are:

Name and      Position   Principal Occupation
Address                  Past Five Years

Daniel A.     President  President
Morris        Intereste  Morris Investment
304           d          Management Services,
Albermarle    Director   Inc.
Grove                    West Chester, PA
West                     Senior Vice President
Chester, PA              Consistent Asset
                         Management Co.
                         Chadds Ford, PA

Bruce         Secretary  Attorney
Laverty       Intereste  Laverty, Nilsen & Reed
810           d          West Chester, PA
Dowingtown    Director
Pike
West
Chester, PA

James         Treasurer  Vice President, Credit
McFadden      Intereste  Administration
305           d          MBNA America Bank, N.A.
Devonshire    Director   Newark, DE
Circle
West
Chester, PA

Edward        Non-       President
Erlichman     Intereste  Kara Aerospace, Inc.
P.O. Box 513  d          Bedford, PA
Bedford, PA   Director

Richard A.    Non-       Marketing
Kund, Jr.     Intereste  Representative
304 Hidden    d          Laboratory Corporation
Creek Dr.     Director   of America
Horsham, PA              Burlington, NC

Frederick L.  Non-       Certified Public
Myers, CPA    Intereste  Accountant
302           d          Meyers & Associates,
Albermarle    Director   CPA's
Grove                    West Chester, PA
West
Chester, PA

James F.      Non-       Attorney
Nolan         Intereste  West Chester, PA
113 West      d
Chestnut St.  Director
West
Chester, PA

Alan          Non-       Manager of Technology
Weintraub     Intereste  Consulting
305           d          JVC Technology, Inc.
Albermarle    Director   Wayne, PA
Grove
West
Chester, PA
CAPITALIZATION
Description of Common Stock: The authorized capitalization of the Fund consists of 10,000,000 shares of common stock of $.001 par value per share. Each share has equal dividend, distribution and liquidation rights. There are no conversion or pre-emptive rights applicable to any shares of the Fund. All shares issued are fully paid and non-accessible.

Voting Rights: Each holder of common stocks has one vote for each share held. Voting rights are non-cumulative, which means that the holders of a majority of shares of common stock can elect all the directors of the Fund if they so choose, and the holders of the remaining shares will not be able to elect any person as a director.


PURCHASE OF SHARES - REINVESTMENTS
The offering price of the shares offered by the Fund is at the net asset value per share next determined after receipt of the purchase order by the Fund and is computed in the manner described under the caption "PRICING OF SHARES" in this prospectus. The Fund reserves the right at its sole discretion to terminate the offering of its shares made by this Prospectus at any time and to reject purchase applications when, in the judgment of the management such termination or rejection is in the best interests of the Fund.

Initial Investments: Initial purchase of shares of the Fund may be made only by application submitted to the Fund. For the convenience of investors, a Share Purchase Application form is provided with this Prospectus. The minimum initial purchase of shares is $1,000.

Subsequent Purchases: Subsequent purchases may be made by mail or in person. The minimum is $100, but less may be accepted under special circumstances.

To purchase shares complete the application form and mail to Manor Investment Funds, 113 West Chestnut Street, West
Chester, PA 19380. For additional information contact the Fund at 610-431-0630.

Reinvestments: The Fund will automatically retain and reinvest dividends and capital gains distributions in whole shares and use same for the purchase of additional shares for the shareholder at net asset value as of the close of business on the distribution date. Any surplus over whole shares will be paid in cash. A shareholder may at any time by letter or forms supplied by the Fund direct the fund to pay dividend and/or capital gains distributions, if any, to such shareholder in cash.

Whole  Shares:  Whole shares may be purchased from the Fund.
No fractional shares will be issued. The Fund will maintain an account for each shareholder of shares for which no certificates have been issued.


RETIREMENT PLANS
Individual Retirement Account: Individuals who have compensation, but who are either not covered by existing qualified retirement plans, or are covered and do not have incomes which exceed certain amounts, may contribute tax-deductible dollars to an IRA. Individuals who are covered by existing retirement plans, and whose incomes exceed the applicable amounts, are not permitted to deduct their IRA contributions for federal income tax purposes. However, whether an individual's contributions are deductible or not, the earnings on his or her IRA are not taxed until the account is distributed.

A Disclosure Statement is required by U.S. Treasury Regulations. This Statement describes the general provisions of the IRA and is forwarded to all prospective IRA's. There is no charge to open and maintain a Manor Investment Funds IRA. This policy may be changed by the Board of Directors if they deem it to be in the best interests of all shareholders. All IRA's may be revoked within 7 days of their establishment with no penalty.


PRICING OF SHARES
The net asset value of the Fund's shares are determined as of the close of business of the New York Stock Exchange on each business day of which that Exchange is open (presently 4:00 p.m.) Monday through Friday exclusive of Washington's Birthday, Good Friday, Memorial Day, 4th of July, Labor Day, Thanksgiving, Christmas and New Years. The price is determined by dividing the value of its securities, plus any cash and other assets less all liabilities, by the number of shares outstanding. The market value of securities listed on a national exchange is determined to be the last recent sales price on such exchange. Listed securities that have not recently traded and over-the-counter securities are valued at the last bid price in such market.

Short term paper (debt obligations that mature in less  than
60  days)  are  valued at amortized cost which  approximates
market  value.   Other assets are valued at  fair  value  as
determined in good faith by the Board of Directors.


REDEMPTION OF SHARES
The Fund will redeem all or any portion of the total amount of the shares of any shareholder who tenders a written request for redemption signed by the shareholder. If certificates have been issued the shareholder must submit properly executed certificates for redemption. In either case, proper endorsements guaranteed either by a national bank or a member firm of the New York Stock Exchange will be required unless the shareholder is known to management.

The redemption price is the net asset value per share next determined after notice is received by the Fund for
redemption  of  shares.   The  proceeds  received   by   the
shareholder may be more or less than his cost of such shares, depending upon the net asset value per share at the time of redemption and the difference should be treated by the shareholder as a capital gain or loss for federal income tax purposes.

Payment by the Fund will ordinarily be made by check within seven days after tender. The Fund may suspend the right of redemption or postpone the date of payment if: The New York Stock Exchange is closed for other than customary weekend or holiday closings, or when trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission or when the Securities and Exchange Commission has determined that an emergency exists, making disposal of fund securities or valuation of net assets not reasonably practicable.

To   redeem  shares  send  your  written  request  to  Manor
Investment Funds, 113 West Chestnut Street, West Chester, PA
19380.  For additional information contact the Fund at  610-
431-0630.


BROKERAGE
The Fund requires all brokers to effect transactions in portfolio securities in such a manner as to get prompt execution of the orders at the most favorable price. Where consistent with best price and execution and in light of its limited resources, the Fund will deal with primary market makers in placing over-the-counter portfolio orders.

The  Fund  places all orders for purchase and  sale  of  its portfolio securities through the Fund President who is answerable to the Fund Board of Directors. He may select brokers who, in addition to meeting the primary requirements of execution and price, have furnished statistical or other factual information and services, which, in the opinion of management, are helpful or necessary to the Fund's normal operations. Those services may include economic studies, industry studies, security analysis and reports, sales literature and statistical services furnished either directly to the Fund or to the Adviser. No effort is made in any given circumstance to determine the value of these materials or services or the amount by which they might have reduced expenses of the Adviser.

Other than set forth above, the Fund has no fixed policy, formula, method or criteria which it uses in allocating brokerage business to brokers furnishing materials and services. The Board of Directors evaluates and reviews the reasonableness of brokerage commissions paid semiannually.


MANAGEMENT OF THE FUND
Shareholders meet annually to elect all members of the Board of Directors, select an independent auditor, and vote on any other items deemed pertinent by the incumbent Board. The Directors supervise the operation of the Fund in accordance with its stated objectives, policies, and investment restrictions. The Board appoints the officers to run the Fund and selects an Investment Adviser to provide investment advice (See Investment Adviser, pg. 5). It meets six times a year to review Fund progress and status. In addition, a non-interested Director performs an independent audit whenever requested by the Board.





CUSTODIAN & TRANSFER AGENT
The  Fund  acts  as its own transfer agent.  First  National
Bank of West Chester acts as custodian for the Fund.


REPORTS TO SHAREHOLDERS
The  Fund  sends all shareholders annual reports  containing certified  financial statements and other periodic  reports,
at   least   semiannually,  containing  unaudited  financial
statements.


AUDITORS & LITIGATION
Claude Granese, Certified Public Accountant, Spring House, PA has been selected as the independent accountant and auditor of the Fund. Claude Granese has no direct or indirect financial interest in the Fund or the Adviser.

As of the date of this prospectus, there was no pending or threatened litigation involving the Fund in any capacity whatsoever.


ADDITIONAL INFORMATION
This Prospectus omits certain information contained in the registration statement on file with the Securities & Exchange Commission. The registration statement may be inspected without charge at the principal office of the Commission in Washington, D.C. and copies of all or part thereof may be obtained upon payment of the fee prescribed by the Commission. Shareholders may also direct inquiries to the Fund by phone or at the address given on page one of this Prospectus.
NEW ACCOUNT REGISTRATION

1.  Investment Selection
       Make Check Payable to:
           The Manor Investment Funds
           113 West Chestnut Street
            West Chester, PA  19380
            610-431-0630
      Initial Investment: $__________
      (Minimum initial purchase $1,000)

2.  Account Registration
      Individual:    Please print or type.

       ______________________________________________
       First Name              MI                   Last
Name

      Joint Owner:    Please print or type.

       ______________________________________________
       First Name              MI                  Last Name


       Gift to Minor:

      ___________________________________as custodian for
      Custodian's name (only one permitted)

      ________________________________________under the
      Minor's name (only one permitted)

      __________________Uniform Gifts/Transfers to Minors
Act
      Donor's State
      Minor's Social Security Number must be in Sec. 4.



      A Trust (including Corporate Pension Plans):

      ___________________________________as trustee(s) for
      Name of Trustee(s)

      _______________________________________________
      Name of Trust

      under agreement dated _____________________________
                                             Date of Trust


     A Corporation, Partnership, or other entity:

     _______________________________________________
     Name of Corporation or other entity


Do not use for IRA's, call for information

     Mailing Address

     ____________________________________________
     Street Address

     ____________________________________________
     City                                      State
Zip

     ____________________________________________
     Home Phone

     ____________________________________________
     Business Phone

3. Distribution Options
      All income dividends and capital gains
      distributions will be reinvested unless noted below:
      ____ Pay all income in cash.
      ____ Pay all capital gains in cash.

4. Required Information, Signatures
      Tax Identification Number

       ________-_____-________   or   _____-_____________
       Social Security Number                  Employer ID
Number

       Your application will be returned if this
        section is not completed and signed.

        Check One:      ____ U.S. Citizen
                                  ____ Resident Alien
                                  ____ Non-resident Alien

        _____________________________________________
        Country Of Residence


The undersigned certify that I/we have full authority and legal capacity to purchase shares of the Fund and affirm that I/we have received a current prospectus for The Manor
Investment Funds and agree to be bound by its terms.

_________________________________________________
Signature of Owner, Trustee or Custodian
Date

_________________________________________________
Signature of Joint Owner (if any)
Date

                     INVESTMENT ADVISER
         MORRIS INVESTMENT MANAGEMENT SERVICES, INC.
                  113 West Chestnut Street
                   West Chester, PA  19380

                      TABLE OF CONTENTS
Fund Expenses         2
Condensed Financial   2
Information
The Fund              3
Objective & Policies
   Objective          3
   Investment         3
Policies
   Portfolio          3
Turnover Policy
                      3
Nondiversification
Policy
Investment Risks
   Market Risk        3
   Inflation Risk     4
Tax Status            4
Investment            4
Restrictions
Investment Adviser    5
Officers & Directors  6
of the Fund
Capitalization
   Description of     7
Common Stock
   Voting Rights      7
Purchase of Shares -
Reinvestments
   Initial            7
Investments
   Subsequent         7
Purchases
   Reinvestments      7
   Whole Shares       7
Retirement Plans
   IRA                7
Pricing of Shares     8
Redemption of Shares  8
Brokerage             8
Management of the     9
Fund
Custodian & Transfer  9
Agent
Reports to            9
Shareholders
Auditors &            9
Litigation
Additional            9
Information
Share Purchase        1
Application           0







                                                  PROSPECTUS




                Manor Investment Funds, Inc.
                   West Chester, PA  19380
                        610-431-0630
                        800-787-3334











The primary objective of the Fund is capital appreciation. A secondary objective is to provide a moderate level of current income. The Fund seeks to achieve its objectives primarily by investing in common stocks and securities convertible into common stocks.